Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt [Abstract]
Debt

Note 6 — Debt

Debt as of June 30, 2026 and December 31, 2025, consisted of the following:

Debt	Maturity	June 30, 2026	December 31, 2025
Promissory note payable – related party	7/31/2027	$2,999,957	$2,792,117
Short-term debt	3/31/2026	—	500,000
Convertible short-term debt, net of $554,598 debt discount, issuance costs and debt premium	4/30/2027	580,402	—
Total Debt		$3,580,359	$3,292,117

Interest expense on the Grafiti Note (as defined below) totaled $72,387 and $143,820 for the three and six months ended June 30, 2026, respectively. Interest expense on the Grafiti Note totaled $57,013 and $107,288 for the three and six months ended June 30, 2025, respectively. Interest expense on the Streeterville December 2025 Note (as defined below) and the Streeterville March 2026 Convertible Note totaled $119,856 and $209,410 for the three and six months ended June 30, 2026, respectively. Interest expense on the Streeterville December 2025 Note and the Streeterville March 2026 Convertible Note was zero during the three and six months ended June 30, 2025, as the debt was issued on December 31, 2025 and March 31, 2026, respectively. No interest was capitalized during the three and six months ended June 30, 2026 and 2025.

Notes Payable

Related Party Promissory Note Payable

On December 28, 2024, the Company entered into an unsecured promissory note with Grafiti LLC (the “Grafiti Note”) for an aggregate principal sum of $2,500,000, bearing interest at 10% per annum, for funding working capital needs and payment of liabilities. On March 31, 2025, the Company and Grafiti LLC amended the Grafiti Note to increase the aggregate principal to $3,000,000 and extend the maturity date to December 31, 2025. The Company and Grafiti LLC executed an additional amendment, effective December 31, 2025, to further extend the maturity date to June 30, 2026.

During the year ended December 31, 2025, the Company received $1,007,000 under the Grafiti Note and repaid $104,883 of the principal under the Grafiti Note, leaving a principal balance of $2,792,117 as of December 31, 2025, with the amount available under the Grafiti Note of $207,883 as of that date. On December 31, 2025, the Company paid the accrued interest payable balance under the Grafiti Note of $326,572 and therefore there was no interest payable thereunder as of December 31, 2025.

During the six months ended June 30, 2026, the Company received $336,408 under the Grafiti Note and repaid $128,568 of the principal under such note, leaving a principal balance of $2,999,957 as of June 30, 2026, with the amount available under the note of $43 as of that date. On June 30, 2026, the Company owed $72,387 of accrued interest payable under the Grafiti Note.

On July 29, 2026, the Company entered into the Third Amendment and Waiver Agreement to the Grafiti Note (the “Amendment”) with Grafiti LLC, which Amendment (i) extends the maturity date to July 31, 2027, with retroactive effect as of June 30, 2026, subject to automatic successive one-month extensions for so long as amounts remain outstanding under the Grafiti Note and the Company complies in all material respects with the repayment provisions described below; (ii) adds repayment provisions under which, during the Commitment Period (as defined in the Preferred Purchase Agreement), the Company may repay only up to $500,000 of the outstanding balance of the Grafiti Note during the first full calendar month following July 30, 2026, and up to $150,000 during each calendar month thereafter (with unused monthly amounts carrying forward), subject to a reduced cap of $25,000 in any calendar month in which the closing price of the common stock is below the Floor Price (as defined below) on at least ten (10) trading days, and permits the Company to apply up to 15% of the gross cash proceeds of any subsequent financing consummated by the Company, in addition to proceeds resulting from cash exercises of outstanding warrants of the Company, after the Listing Date toward repayment; (iii) provides that amounts remaining outstanding on a date on which the maturity date is automatically extended will not constitute an Event of Default (as defined in the Grafiti Note) so long as the Company remains in compliance with such repayment provisions; and (iv) waives any Event of Default arising solely from the Company’s failure to pay amounts outstanding under the Grafiti Note on or prior to the effective date of the Amendment, including as a result of the passage of the prior maturity date of the Grafiti Note of June 30, 2026. Interest continues to accrue on outstanding principal during any extension period.

Streeterville December 2025 Note

On December 31, 2025, the Company issued a secured promissory note to Streeterville with an aggregate principal amount of $575,000 for a purchase price of $500,000 (the “Streeterville December 2025 Note”), which was secured by guaranty, pledge, security, and intellectual property agreements. The note’s maturity was extended from its original 60-day term to March 31, 2026, on which date it was deemed cancelled as partial consideration for the issuance of the Streeterville March 2026 Convertible Note (see below). Interest expense of $89,554 was recorded on the Streeterville December 2025 Note, which includes amortization of debt discount of $75,000.

Streeterville March 2026 Convertible Note

On March 31, 2026, the Company entered into a Securities Purchase Agreement with Streeterville (the “Securities Purchase Agreement”), pursuant to which we agreed to offer and sell to Streeterville a secured convertible promissory note in the principal amount of $1,135,000 (the “Streeterville March 2026 Convertible Note”), and warrants (the “Note Warrants”) to purchase 250,000 shares of common stock at an exercise price equal to $6.80 per share for an aggregate purchase price of $500,000, which, in addition to the original issue discount described below, includes (i) $575,000 underlying the Streeterville December 2025 Note that was deemed cancelled as partial consideration for the issuance of the Streeterville March 2026 Convertible Note and Note Warrants and (ii) $35,000 to pay for Streeterville’s fees. The Streeterville March 2026 Convertible Note and the Note Warrants were issued on March 31, 2026.

The Note Warrants allow the holder to purchase 250,000 shares of common stock at an exercise price equal to $6.80 per share. The Note Warrants may be exercised in whole or in part and can be exercised at any time on or after the Listing Date until 5 years from such date.

The Streeterville March 2026 Convertible Note carries an original issue discount of $100,000 and accrues interest at a rate of 10% per annum compounded daily with the principal amount and all accrued interest being due and payable on April 30, 2027. We may prepay the Streeterville March 2026 Convertible Note upon 10 trading days’ notice; provided that if such prepayment is made, then we must pay an amount equal to 110% of the outstanding balance which includes the 10% prepayment penalty. The right to prepay is lost on an event of default or if prepayment is elected and the Company fails to do so on the date set forth in the prepayment notice.

Upon an event of default, the interest rate shall increase to 18% per annum or the maximum rate permitted under applicable law and Streeterville may accelerate the Note by written notice with the outstanding balance becoming immediately due and payable in cash. In addition, the Streeterville March 2026 Convertible Note contains certain triggering events (including failure to pay principal, interest, fees or other amounts when due, bankruptcy, insolvency, failure to reserve sufficient shares for conversion, failure to comply with other covenants, receipt of a delisting notice by Nasdaq, and suspension or ineffectiveness of resale registration) that would increase the outstanding balance. Upon the occurrence of a Major Triggering Event (as defined in the Streeterville March 2026 Convertible Note), the outstanding balance would increase by an amount equal to 15% of the then outstanding balance, and upon the occurrence of a Minor Triggering Event (as defined in the Streeterville March 2026 Convertible Note), the outstanding balance would increase by an amount equal to 5% of the then outstanding balance.

At any time commencing on the Listing Date, Streeterville may, at its election, convert all or any portion of the outstanding balance of the Streeterville March 2026 Convertible Note, which includes the principal amount under the note and any accrued interest thereunder, into shares of common stock at a conversion price equal to $6.80 per share. If the Streeterville March 2026 Convertible Note had been converted on the date of its issuance, March 31, 2026, at such conversion price, the Streeterville March 2026 Convertible Note would be convertible into a maximum of 166,912 shares of common stock (the “Note Shares”). If the Streeterville March 2026 Convertible Note is converted on March 31, 2027, at such conversion price, the Streeterville March 2026 Convertible Note will be convertible into a maximum of 184,730 shares of common stock. The Streeterville March 2026 Convertible Note and the Note Warrants also contain a beneficial ownership limitation which provides that we will not effect any conversion or exercise, and Streeterville will not have the right to convert or exercise, any portion of the Streeterville March 2026 Convertible Note or the Note Warrants to the extent that, after giving effect to the conversion or exercise, Streeterville (together with Streeterville’s affiliates) would beneficially own in excess of 9.99% of the number of shares of common stock outstanding immediately after giving effect to the issuance of shares upon such conversion or exercise.

Following the designation of the Series A Preferred Stock by the Company upon its filing of the Certificate of Designation with the State of Nevada, as further discussed below, Streeterville has the right, but not the obligation, to exchange the Streeterville March 2026 Convertible Note for a number of shares of Series A Preferred Stock equal to the outstanding balance divided by $1,000.

The Securities Purchase Agreement includes customary representations, warranties and covenants, including a covenant that we will not, without Streeterville’s prior written consent: (i) issue, incur or guaranty any debt or additional Liabilities (as defined in the Securities Purchase Agreement) other than (a) trade payables incurred in the ordinary course of business, (b) indebtedness or liabilities incurred pursuant to equipment leases, purchase money financings, or capital leases entered into in the ordinary course of business, (c) indebtedness or liabilities incurred in connection with bona fide commercial banking or credit card arrangements on customary terms, or (d) intercompany indebtedness; or (ii) issue (a) any shares of common stock, preferred stock or any option, warrant, or right to subscribe for, acquire or purchase shares of common stock or preferred stock, or (b) any securities that are convertible into or exchangeable for shares of common stock or any class or series of preferred stock, subject to certain exceptions set forth in the Securities Purchase Agreement.

The Securities Purchase Agreement also contains a most favored nation provision, which provides that, so long as the Streeterville March 2026 Convertible Note or the Note Warrants is outstanding, upon our issuance of any security with any economic term or condition more favorable to the holder of such security or with a term in favor of the holder of such security that was not similarly provided to Streeterville in the transaction documents (as defined in the Securities Purchase Agreement), then we shall notify Streeterville of such additional or more favorable term, which notice may be provided by means of a current report on Form 8-K or other filing with the SEC, and such term, at Streeterville’s option, shall become a part of the transaction documents for the benefit of Streeterville. The types of terms contained in another security that may be more favorable to the holder of such security include, but are not limited to, terms addressing conversion discounts, conversion lookback periods, interest rates, original issue discounts, floor prices, stock purchase prices, conversion prices, warrant coverage, warrant exercise prices, and anti-dilution/conversion and exercise price resets.

The obligations under the Streeterville March 2026 Convertible Note were secured by: (i) a Guaranty from Nadir Ali, our former Chief Executive Officer and director (the “Bridge Guaranty”); (ii) a Pledge Agreement from Grafiti LLC pursuant to which all shares of common stock of the Company owned by Grafiti LLC, which shall represent no less than 60% of the outstanding shares of common stock of the Company at any time (the “Pledged Shares”) as additional collateral under the Streeterville March 2026 Convertible Note (the “Bridge Pledge Agreement”); (iii) a Security Agreement (the “Bridge Security Agreement”) pursuant to which Streeterville was granted a security interest in all of the existing and future assets of the Company subordinated only to permitted liens as described in the Streeterville March 2026 Convertible Note (“Bridge Collateral”); and (iv) an Intellectual Property Security Agreement (the “Bridge IP Security Agreement”, and together with the Bridge Guaranty, the Bridge Pledge Agreement, and Bridge Security Agreement, the “Bridge Collateral Agreements”) with respect to the security interests granted in the intellectual property owned by the Company.

The Company evaluated the issuance of the Streeterville March 2026 Convertible Note in exchange for the Streeterville December 2025 Note under ASC 470-50, Debt — Modifications and Extinguishments, and determined that the exchange constituted an extinguishment of the Streeterville December 2025 Note because the terms of the new instrument were substantially different from those of the existing debt on account of the addition of a substantive conversion feature (it is reasonably possible that the conversion feature may be exercised and affect the manner of the debt instrument’s settlement).

Accordingly, the Company derecognized the carrying amount of the Streeterville December 2025 Note, and recognized the Streeterville March 2026 Convertible Note and the Note Warrants at their fair values as of the issuance date. The Company recorded a gain on extinguishment of $14,554. The extinguishment gain was included in Other (Expense)/Income in the Company’s unaudited condensed consolidated statement of operations.

The fair value measurement of the Streeterville March 2026 Convertible Note is classified within Level 3 of the fair value hierarchy due to the use of significant unobservable inputs. The fair value of the Streeterville March 2026 Convertible Note as of March 31, 2026, was $1,437,423, as determined by an independent third-party valuation firm using a Monte Carlo Simulation model.

The key assumptions used in the fair valuation of the Streeterville March 2026 Convertible Note as of the issuance date, March 31, 2026, were as follows:

March 31, 2026 (Issuance Date)
Time period from issue date to Listing Date	0.25 years
Time period	0.83 years
Equity volatility	47.19%
Risk free rate	3.63%

The fair value measurement is subject to estimation uncertainty, as it is sensitive to changes in the discount rate and the timing of the expected listing.

Based upon the Company’s analysis, it was determined that the Streeterville March 2026 Convertible Note contains embedded features requiring recognition as derivatives and bifurcation. However, the Company determined the fair value of these embedded derivatives was immaterial as of the issuance date of such note, and June 30, 2026, and therefore recognized the Streeterville March 2026 Convertible Note at amortized cost and recorded as a liability on the condensed consolidated balance sheet.

The fair value of the Streeterville March 2026 Convertible Note exceeded its stated principal amount by $302,423. In accordance with ASC 470-20, this premium is amortized and treated as a reduction of interest expense as this premium was attributable to the value of the embedded conversion feature. As a result, the Company recorded the excess of the fair value over the principal amount as debt premium, which is amortized over the life of the Streeterville March 2026 Convertible Note. Further, the fair value of the Note Warrants of $585,402 was treated as a debt discount and amortized as interest expense over the life of the Streeterville March 2026 Convertible Note. Furthermore, the fair value of the Streeterville March 2026 Convertible Note over the amount of proceeds received which amounted to $362,423 was treated as a debt discount and amortized as interest expense over the life of the Streeterville March 2026 Convertible Note. Accordingly, the net debt discount is $645,402 which is amortized over the life of the Streeterville March 2026 Convertible Note.

Subsequent to initial recognition, the Streeterville March 2026 Convertible Note is accounted for at amortized cost and hence fair valuation on a recurring basis is not required. Interest expense will be recognized over the term of the note using the effective interest method. The effective interest rate is approximately 87% per annum, which exceeds the coupon rate of 10% per annum on account of net debt discount. As of June 30, 2026, the carrying amount of the Streeterville March 2026 Convertible Note is $580,402 (net of $554,598 of debt discount, issuance costs and debt premium).

During both the three and six months ended June 30, 2026, the Company recognized a contractual interest expense of $29,052 and a net debt discount amortization of $90,804, as the Streeterville March 2026 Note was entered into on March 31, 2026. The contractual interest expense is included in the accrued expenses and other current liabilities line on the condensed consolidated balance sheets.

No interest and amortization of debt discount were recorded during the three and six months ended June 30, 2025 as the Streeterville March 2026 Note was entered into on March 31, 2026.

Note 7 — Short-term Debt

Short-term debt as of December 31, 2025 and 2024 consisted of the following:

Short-Term Debt	Maturity	December 31, 2025	December 31, 2024
Promissory note payable – related party	6/30/2026	$2,792,117	$1,890,000
Short-term debt	3/31/2026	500,000	$—
Total Short-Term Debt		$3,292,117	$1,890,000

Interest expense on the short-term debt totaled $238,880 and $87,692 for the years ending December 31, 2025 and 2024, respectively. No interest was capitalized during the years ended December 31, 2025 or 2024.

Notes Payable

Related Party Note Payable

On December 28, 2024 the Company entered into a non-secured promissory note with its Parent, Grafiti LLC, for an aggregate principal sum of $2,500,000. On March 31, 2025, the Company entered into an Amendment Agreement with Grafiti LLC to increase the aggregate principal of the promissory note to $3,000,000 and extend the due date to December 31, 2025. The Company and Grafiti LLC executed an additional amendment with an effective date of December 31, 2025 to extend the due date of the promissory note to June 30, 2026. The promissory note has an interest rate of 10% and is for funding of liabilities and working capital needs. No discount or issuance costs were incurred and therefore the effective interest rate is the same as the stated interest rate. Events of default under the Grafiti Note include (a) failure by the Company to pay the principal amount due on the Maturity Date; (b) commencement by the Company of a voluntary case under applicable bankruptcy, insolvency, or other similar laws or the consent by the Company to the appointment of or taking possession by a receiver, liquidator, assignee, trustee, custodian (or similar official) or for any substantial part of its property or an assignment for the benefit of creditors, the failure of the Company to pay its debts as such debts become due or the taking of corporate action in furtherance of any of the foregoing and (c) the entry of a decree or order for relief by a court having jurisdiction in the premises in respect of the Company in an involuntary case under any applicable bankruptcy, insolvency or other similar law, or appointing a receiver, liquidator, assignee, custodian, trustee, sequestrator (or similar official) for any substantial part of its property, or ordering the winding-up or liquidation of its affairs, and the continuance of any such decree or order unstayed and in effect for a period of 60 consecutive days. Upon the occurrence of an event of default specified in (a) above, Grafiti LLC may by written notice to the Company declare all amounts due and payable under the note to be immediately due and payable. Upon the occurrence of an event of default specified in (b) or (c) above, all unpaid amounts under the note will become automatically and immediately due and payable.

During the year ended December 31, 2025, the Company received $1,007,000 under the promissory notes and repaid $104,883 of the principal under the notes, leaving a principal balance of $2,792,117 as of December 31, 2025, with the amount available under the note of $207,883 as of that date. On December 31, 2025, the Company paid the accrued interest payable balance of $326,572 and therefore there was no interest payable as of December 31, 2025.

Streeterville Note Payable

On December 31, 2025, the Company entered into a note purchase agreement with Streeterville Capital, LLC (“Streeterville”), pursuant to which the Company issued a secured promissory note (the “Streeterville Note”) to Streeterville in an aggregate original principal amount of $575,000 for an aggregate purchase price of $500,000. The maturity date on the Streeterville Note is sixty (60) days following the issue date. The Streeterville Note carries an original issue discount of $50,000 and includes $25,000 of issuance costs to cover legal, accounting, due diligence, monitoring and other transaction costs which are recorded as a direct deduction of the debt and will be amortized using the effective interest rate method over the contractual life of the note (60 days). The 60-day effective interest rate is 15% and the net carrying amount of the note is $500,000. On March 1, 2026, the Company and Streeterville agreed to an extension of the due date of the note to March 31, 2026. Interest accrues on the outstanding balance of the note at a rate of 10% per annum which will increase to 18% upon the occurrence of certain trigger events as described in the Streeterville Note which have not been cured within five business days following written notification by Streeterville of the occurrence of a Trigger Event and a demand to cure such Trigger Event within five trading days (“Event of Default”), provided, however, that certain Trigger Events may be deemed an automatic Event of Default whether or not notice to cure has been delivered by Streeterville.

The obligations under the Streeterville Note are secured by: (i) a Guaranty from our former Chief Executive Officer, Nadir Ali (the “Guaranty”); (ii) a Pledge Agreement from Grafiti LLC (“Pledgor”) pursuant to which all shares of common stock of the Company owned by Pledgor which shall represent no less than sixty percent (60%) of the outstanding shares of common stock of the Company at any time (the “Pledged Shares”) as additional collateral under the Streeterville Note (the “Pledge Agreement”); (iii) a Security Agreement (the “Security Agreement”) pursuant to which Streeterville was granted a security interest in all of the existing and future assets of the Company subordinated only to permitted liens as described in the Streeterville Note (“Collateral”); and (iv) an Intellectual Property Security Agreement (the “IP Security Agreement”, and together with the Guaranty, Pledge Agreement, and Security Agreement, the “Collateral Agreements”) with respect to the security interests granted in the intellectual property owned by the Company.

Until all of the Company’s obligations under Streeterville Note (including the Collateral Agreements) are satisfied, the Company agreed to comply with the following covenants: (i) except with respect to any Permitted Issuance (as defined in the Streeterville Note) or Permitted Indebtedness (as defined in the Streeterville Note), the Company will not issue, incur, or guaranty any debt or issue any equity in Company without Investor’s prior written consent, which consent may be granted or withheld in Investor’s sole and absolute discretion; and (ii) the Company will not grant any security interest, lien, pledge or other encumbrance in any of its assets or equity without Streeterville’s prior written consent, which consent may be granted or withheld in Streeterville’s sole and absolute discretion.